UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue
         19th Floor
         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     /s/ Jon R. Persson     New York, NY     May 13, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $379,686 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      974    80000 SH       SOLE                        0        0    80000
BLACKROCK KELSO CAPITAL CORP   COM              092533108      992    99554 SH       SOLE                        0        0    99554
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      740    44079 SH       SOLE                        0        0    44079
CANTEL MEDICAL CORP            COM              138098108      712    35854 SH       SOLE                        0        0    35854
CENTRAL FD CDA LTD             CL A             153501101      454    32450 SH       SOLE                        0        0    32450
COMMUNITY BANKERS TR CORP      COM              203612106       46    15906 SH       SOLE                        0        0    15906
ISHARES TR                     FTSE KLD400 SOC  464288570      249     5557 SH       SOLE                        0        0     5557
ISHARES TR                     FTSE KLD SEL SOC 464288802      494     9668 SH       SOLE                        0        0     9668
ISHARES TR INDEX               MSCI EAFE IDX    464287465    73992  1321754 SH       SOLE                        0        0  1321754
ISHARES TR INDEX               MSCI EMERG MKT   464287234    30039   713139 SH       SOLE                        0        0   713139
ISHARES TR INDEX               RUSSELL 1000     464287622    28434   440013 SH       SOLE                        0        0   440013
ISHARES TR INDEX               RUSSELL 2000     464287655    43024   634542 SH       SOLE                        0        0   634542
ISHARES TR INDEX               S&P EURO PLUS    464287861     5944   155023 SH       SOLE                        0        0   155023
ISHARES TR INDEX               RUSSELL MIDCAP   464287499    23476   263042 SH       SOLE                        0        0   263042
ISHARES TR INDEX               S&P 500 INDEX    464287200    18252   155544 SH       SOLE                        0        0   155544
ISHARES TR INDEX               S&P MIDCAP 400   464287507      992    12601 SH       SOLE                        0        0    12601
ISHARES TR INDEX               S&P 100 IDX FD   464287101     7678   143301 SH       SOLE                        0        0   143301
SPDR GOLD TRUST                GOLD SHS         78463v107      290     2663 SH       SOLE                        0        0     2663
SPDR INDEX SHS FDS             MSCI ACWI EXUS   78463x848     1766    55705 SH       SOLE                        0        0    55705
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    60052   513265 SH       SOLE                        0        0   513265
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     3262    61209 SH       SOLE                        0        0    61209
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    17412   413097 SH       SOLE                        0        0   413097
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    24948   561379 SH       SOLE                        0        0   561379
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    35272   646236 SH       SOLE                        0        0   646236
WASTE SERVICES INC DEL         COM NEW          941075202      192    19415 SH       SOLE                        0        0    19415